Pay vs Performance Disclosure pure in Millions	12 Months Ended
	Jan. 31, 2023 USD ($)	Jan. 31, 2022 USD ($)	Jan. 31, 2021 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

PAY VERSUS PERFORMANCE

Under rules adopted pursuant to the Dodd-Frank Act, we are required to disclose certain information about the relationship between the compensation actually paid to our named executive officers and certain measures of company performance. The material that follows is provided in compliance with these rules however additional information regarding our compensation philosophy, the structure of our performance-based compensation programs, and compensation decisions made this year are described above under “Compensation Discussion and Analysis.”

The following table provides information regarding compensation actually paid to Michael Walrath, our principal executive officer, and Howard Lerman, our former principal executive officer (each, a “PEO”) and other named executive officers for each fiscal year ended from January 31, 2021 to January 31, 2023, compared to our total shareholder return (“TSR”) from January 31, 2020 through the end of each such year, and our net (loss)/income and revenue for each such year.

					Average Summary Compensation	Average Compensation	Value of Initial Fixed $100 Investment Based On:
Year (a)	Summary Compensation Table Total for First PEO (b)(1)(3)	Compensation Actually Paid to First PEO (c)(1)(4)	Summary Compensation Table Total for Second PEO (b)(2)(3)	Compensation Actually Paid to Second PEO (c)(2)(4)	Table Total for Non-PEO Named Executive Officers (d)(5)	Actually Paid to Non-PEO Named Executive Officers (e)(6)	Total Shareholder Return (f)(7)	Peer Group Total Shareholder Return (g)(8)	Net (Loss)/Income (Millions) (h)(9)	Revenue (Millions) (i)(10)
2023	$116,767	$(4,320,252)	$11,442,362	$11,093,689	$2,485,357	$1,618,305	$47	$142	$(66)	$401
2022	$6,947,016	$1,802,610	—	—	$3,102,688	$314,916	$54	$183	$(93)	$391
2021	$3,844,235	$4,278,373	—	—	$2,171,552	$1,056,461	$113	$146	$(95)	$355

(1)	Our first PEO, Howard Lerman, was our PEO for part of fiscal year 2023.
(2)	Our second PEO, Michael Walrath, has been our PEO since March 25, 2022.
(3)	Represents the total compensation paid to our PEO in each listed year, as shown in our Summary Compensation Table for such listed year.
(4)	Compensation actually paid does not mean that our PEO was actually paid those amounts in the listed year, but this is a dollar amount derived from the starting point of summary compensation table total compensation under the methodology prescribed under the relevant rules as shown in the adjustment table below.

	First PEO			Second PEO
	2021	2022	2023	2023
Summary Compensation Table Total(a)	$3,844,235	$6,947,016	$116,767	$11,442,362
Subtract Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year(b)	$(3,082,000)	$(6,148,800)	—	$(11,435,000)
Add Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year(c)	$3,163,125	$2,976,750	—	$11,120,000
Adjust for Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years(c)	$349,813	$(2,028,063)	—	—
Adjust for Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year(c)	$199,125	$592,988	—	—
Adjust for Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year(c)	$(195,925)	$(537,281)	$(78,206)	$(33,673)
Subtract Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year(c)	—	—	$(4,358,813)	—
Add Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	—	—	—	—
Compensation Actually Paid	$4,278,373	$1,802,610	$(4,320,252)	$11,093,689

_________________

(a)	We have not reported any amounts in our Summary Compensation Table with respect to “Change in Pension and Nonqualified Deferred Compensation” and, accordingly, the adjustments with respect to such items prescribed by the pay-versus-performance rules are not relevant to our analysis and no adjustments have been made.
(b)	The amounts reflect the aggregate grant-date fair value reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(c)	In accordance with the requirements of Item 402(v) of Regulation S-K, the fair values of unvested and outstanding equity awards to our named executive officers were re-measured as of the end of each fiscal year, and as of each vesting date, during the years displayed in the table above. We approached the determination of fair value in the same way we have historically determined fair value. The fair values as of each measurement date were determined using valuation assumptions and methodologies (including expected term, volatility, and risk-free interest rates) that are generally consistent with those used to estimate fair value at the grant date under U.S. GAAP. See “Stock-based Compensation Expense” in the Notes to Consolidated Financial Statements contained in our Annual Report on Form 10-K for additional details.

(5)	This figure is the average of the total compensation paid to our named executive officers, other than our PEO in each listed year, as shown in our Summary Compensation Table for such listed year. The names of the non-PEO named executive officers in each year are listed in the table below.

2021	2022	2023
Steve Cakebread	Steve Cakebread	Steve Cakebread
Marc Ferrentino	Marc Ferrentino	Marc Ferrentino
Ho Shin	Ho Shin*	Ho Shin
Brian Distelburger	Brian Distelburger	Brian Distelburger
James Steele	Dave Rudnitsky	Dave Rudnitsky
Darryl Bond
*	Mr. Shin was not among the Company’s named executive officers for the fiscal year ended January 31 2022; however his compensation is reportable in the Summary Compensation Table pursuant to SEC regulations.

(6)	This figure is the average of compensation actually paid for our named executive officers other than our PEO in each listed year. Compensation actually paid does not mean that these named executive officers were actually paid those amounts in the listed year, but this is a dollar amount derived from the starting point of Summary Compensation Table total compensation under the methodology prescribed under the SEC’s rules as shown in the table below, with the indicated figures showing an average of such figure for all named executive officers other than our PEO in each listed year.

	2021	2022	2023
Summary Compensation Table Total(a)	$2,171,552	$3,102,688	$2,485,357
Subtract Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year(b)	$(1,541,500)	$(2,360,450)	$(1,714,416)
Add Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year(c)	$1,592,106	$1,053,000	$1,357,422
Adjust for Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years(c)	$194,153	$(1,341,303)	$(95,414)
Adjust for Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year(c)	$89,606	$292,797	$330,629
Adjust for Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year(c)	$(44,251)	$(431,816)	$(262,463)
Subtract Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year(c)	$(1,405,205)	—	$(482,810)
Add Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	—	—	—
Compensation Actually Paid	$1,056,461	$314,916	$1,618,305

(a)	We have not reported any amounts in our Summary Compensation Table with respect to “Change in Pension and Nonqualified Deferred Compensation” and, accordingly, the adjustments with respect to such items prescribed by the pay-versus-performance rules are not relevant to our analysis and no adjustments have been made. For 2023, to avoid duplicative inclusion of compensation amounts, the amount reported in this row excludes the value of equity acceleration in connection with terminations of employment.
(b)	The amounts reflect the aggregate grant-date fair value reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year. In addition, equity acceleration included in the “All Other Compensation” column in the Summary Compensation Table has been reflected in this amount for the applicable year.
(c)	In accordance with the requirements of Item 402(v) of Regulation S-K, the fair values of unvested and outstanding equity awards to our named executive officers were re-measured as of the end of each fiscal year, and as of each vesting date, during the years displayed in the table above. We approached the determination of fair value in the same way as we historically have determined fair value and fair values as of each measurement date were determined using valuation assumptions and methodologies (including expected term, volatility, and risk-free interest rates) that are generally consistent with those used to estimate fair value at the grant date under U.S. GAAP. See “Stock-based Compensation Expense” in the Notes to Consolidated Financial Statements contained in our Annual Report on Form 10-K for additional details.

(7)	Total shareholder return is calculated by assuming that a $100 investment was made on the day prior to the first fiscal year reported above and reinvesting all dividends until the last day of each reported fiscal year.
(8)	The peer group used is the NASDAQ Computer Index, as used in the company's performance graph in our Annual Report on Form 10-K. Total shareholder return is calculated by assuming that a $100 investment was made on the day prior to the first fiscal year reported above until the last day of each reported fiscal year.
(9)	The dollar amounts reported are the Company's net (loss)/income reflected in the Company’s audited financial statements.
(10)	In the Company's assessment, revenue in accordance with U.S. GAAP is the financial performance measure that is the most important financial performance measure (other than total shareholder return and net (loss)/income) used by the company in fiscal year 2023 to link compensation actually paid to performance.

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote [Text Block]
(1)	Our first PEO, Howard Lerman, was our PEO for part of fiscal year 2023.
(2)	Our second PEO, Michael Walrath, has been our PEO since March 25, 2022.

Peer Group Issuers, Footnote [Text Block]
(8)	The peer group used is the NASDAQ Computer Index, as used in the company's performance graph in our Annual Report on Form 10-K. Total shareholder return is calculated by assuming that a $100 investment was made on the day prior to the first fiscal year reported above until the last day of each reported fiscal year.

Adjustment To PEO Compensation, Footnote [Text Block]
(4)	Compensation actually paid does not mean that our PEO was actually paid those amounts in the listed year, but this is a dollar amount derived from the starting point of summary compensation table total compensation under the methodology prescribed under the relevant rules as shown in the adjustment table below.

	First PEO			Second PEO
	2021	2022	2023	2023
Summary Compensation Table Total(a)	$3,844,235	$6,947,016	$116,767	$11,442,362
Subtract Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year(b)	$(3,082,000)	$(6,148,800)	—	$(11,435,000)
Add Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year(c)	$3,163,125	$2,976,750	—	$11,120,000
Adjust for Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years(c)	$349,813	$(2,028,063)	—	—
Adjust for Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year(c)	$199,125	$592,988	—	—
Adjust for Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year(c)	$(195,925)	$(537,281)	$(78,206)	$(33,673)
Subtract Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year(c)	—	—	$(4,358,813)	—
Add Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	—	—	—	—
Compensation Actually Paid	$4,278,373	$1,802,610	$(4,320,252)	$11,093,689

_________________

(a)	We have not reported any amounts in our Summary Compensation Table with respect to “Change in Pension and Nonqualified Deferred Compensation” and, accordingly, the adjustments with respect to such items prescribed by the pay-versus-performance rules are not relevant to our analysis and no adjustments have been made.
(b)	The amounts reflect the aggregate grant-date fair value reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(c)	In accordance with the requirements of Item 402(v) of Regulation S-K, the fair values of unvested and outstanding equity awards to our named executive officers were re-measured as of the end of each fiscal year, and as of each vesting date, during the years displayed in the table above. We approached the determination of fair value in the same way we have historically determined fair value. The fair values as of each measurement date were determined using valuation assumptions and methodologies (including expected term, volatility, and risk-free interest rates) that are generally consistent with those used to estimate fair value at the grant date under U.S. GAAP. See “Stock-based Compensation Expense” in the Notes to Consolidated Financial Statements contained in our Annual Report on Form 10-K for additional details.

Non-PEO NEO Average Total Compensation Amount	$ 2,485,357	$ 3,102,688	$ 2,171,552
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,618,305	314,916	1,056,461
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(5)	This figure is the average of the total compensation paid to our named executive officers, other than our PEO in each listed year, as shown in our Summary Compensation Table for such listed year. The names of the non-PEO named executive officers in each year are listed in the table below.

2021	2022	2023
Steve Cakebread	Steve Cakebread	Steve Cakebread
Marc Ferrentino	Marc Ferrentino	Marc Ferrentino
Ho Shin	Ho Shin*	Ho Shin
Brian Distelburger	Brian Distelburger	Brian Distelburger
James Steele	Dave Rudnitsky	Dave Rudnitsky
Darryl Bond
*	Mr. Shin was not among the Company’s named executive officers for the fiscal year ended January 31 2022; however his compensation is reportable in the Summary Compensation Table pursuant to SEC regulations.

(6)	This figure is the average of compensation actually paid for our named executive officers other than our PEO in each listed year. Compensation actually paid does not mean that these named executive officers were actually paid those amounts in the listed year, but this is a dollar amount derived from the starting point of Summary Compensation Table total compensation under the methodology prescribed under the SEC’s rules as shown in the table below, with the indicated figures showing an average of such figure for all named executive officers other than our PEO in each listed year.

	2021	2022	2023
Summary Compensation Table Total(a)	$2,171,552	$3,102,688	$2,485,357
Subtract Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year(b)	$(1,541,500)	$(2,360,450)	$(1,714,416)
Add Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year(c)	$1,592,106	$1,053,000	$1,357,422
Adjust for Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years(c)	$194,153	$(1,341,303)	$(95,414)
Adjust for Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year(c)	$89,606	$292,797	$330,629
Adjust for Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year(c)	$(44,251)	$(431,816)	$(262,463)
Subtract Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year(c)	$(1,405,205)	—	$(482,810)
Add Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	—	—	—
Compensation Actually Paid	$1,056,461	$314,916	$1,618,305

(a)	We have not reported any amounts in our Summary Compensation Table with respect to “Change in Pension and Nonqualified Deferred Compensation” and, accordingly, the adjustments with respect to such items prescribed by the pay-versus-performance rules are not relevant to our analysis and no adjustments have been made. For 2023, to avoid duplicative inclusion of compensation amounts, the amount reported in this row excludes the value of equity acceleration in connection with terminations of employment.
(b)	The amounts reflect the aggregate grant-date fair value reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year. In addition, equity acceleration included in the “All Other Compensation” column in the Summary Compensation Table has been reflected in this amount for the applicable year.
(c)	In accordance with the requirements of Item 402(v) of Regulation S-K, the fair values of unvested and outstanding equity awards to our named executive officers were re-measured as of the end of each fiscal year, and as of each vesting date, during the years displayed in the table above. We approached the determination of fair value in the same way as we historically have determined fair value and fair values as of each measurement date were determined using valuation assumptions and methodologies (including expected term, volatility, and risk-free interest rates) that are generally consistent with those used to estimate fair value at the grant date under U.S. GAAP. See “Stock-based Compensation Expense” in the Notes to Consolidated Financial Statements contained in our Annual Report on Form 10-K for additional details.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	Compensation Actually Paid Versus TSR
Compensation Actually Paid vs. Net Income [Text Block]	Compensation Actually Paid Versus Net (Loss)/Income
Compensation Actually Paid vs. Company Selected Measure [Text Block]	Compensation Actually Paid Versus Revenue
Tabular List [Table Text Block]

Tabular List of Performance Measures

The list below includes the two financial performance measures that in our assessment represent the most important financial performance measures used to link compensation actually paid to our named executive officers, for fiscal year 2023, to company performance. These are the only two performance measures included in the below list because our named executive officers’ compensation is only linked to these financial performance measures.

Tabular List
Revenue
Non-GAAP Net Loss(a)

(a)	See Appendix A for a discussion of Non-GAAP Net Loss.

Total Shareholder Return Amount	$ 47	54	113
Peer Group Total Shareholder Return Amount	142	183	146
Net Income (Loss)	$ (66,000,000)	$ (93,000,000)	$ (95,000,000)
Company Selected Measure Amount	401	391	355
PEO Name	Howard Lerman
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
Non-GAAP Measure Description [Text Block]	(10)In the Company's assessment, revenue in accordance with U.S. GAAP is the financial performance measure that is the most important financial performance measure (other than total shareholder return and net (loss)/income) used by the company in fiscal year 2023 to link compensation actually paid to performance
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Non-GAAP Net Loss(a)
Howard Lerman [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 116,767	$ 6,947,016	$ 3,844,235
PEO Actually Paid Compensation Amount	(4,320,252)	1,802,610	4,278,373
Howard Lerman [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(6,148,800)	(3,082,000)
Howard Lerman [Member] | Fair Value At Fiscal Year End Of Outstanding And Unvested Option Awards Granted In Fiscal Year[Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		2,976,750	3,163,125
Howard Lerman [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(2,028,063)	349,813
Howard Lerman [Member] | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		592,988	199,125
Howard Lerman [Member] | Change In Fair Value Of Vesting Date Of Option Awards And Stock Awards Granted In Prior Fiscal Years For Which Applicable Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(78,206)	(537,281)	(195,925)
Howard Lerman [Member] | Fair Value As Of Prior Fiscal Year End Of Option Awards And Stock AwardsFair Granted In Prior Years That Failed To Meet Applicable Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,358,813)
Michael Walrath [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	11,442,362
PEO Actually Paid Compensation Amount	11,093,689
Michael Walrath [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(11,435,000)
Michael Walrath [Member] | Fair Value At Fiscal Year End Of Outstanding And Unvested Option Awards Granted In Fiscal Year[Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	11,120,000
Michael Walrath [Member] | Change In Fair Value Of Vesting Date Of Option Awards And Stock Awards Granted In Prior Fiscal Years For Which Applicable Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(33,673)
Non-PEO NEO [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,714,416)	(2,360,450)	(1,541,500)
Non-PEO NEO [Member] | Fair Value At Fiscal Year End Of Outstanding And Unvested Option Awards Granted In Fiscal Year[Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,357,422	1,053,000	1,592,106
Non-PEO NEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(95,414)	(1,341,303)	194,153
Non-PEO NEO [Member] | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	330,629	292,797	89,606
Non-PEO NEO [Member] | Change In Fair Value Of Vesting Date Of Option Awards And Stock Awards Granted In Prior Fiscal Years For Which Applicable Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(262,463)	$ (431,816)	(44,251)
Non-PEO NEO [Member] | Fair Value As Of Prior Fiscal Year End Of Option Awards And Stock AwardsFair Granted In Prior Years That Failed To Meet Applicable Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (482,810)		$ (1,405,205)